Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                 Suite 301
                 Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        908-273-5085 x209

Signature              City     State    and Date of Signing:
Susan E. Boyd          Summit,  NJ       2-03-2010
--------------------   ----------------  ---------------
Signature              City     State    Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

13F Holdings Report
As of Date: 12/31/2009

							Market			SH/	Investment	Other	  Voting Authority
Issuer			Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	99		100	SH	Sole		None	100	0	0
3M Co.			COM		88579Y101	99		1200	SH	Sole		None	1200	0	0
AOL Inc.		COM		00184X105	0		2	SH	Sole		None	2	0	0
AT&T Inc.		COM		00206R102	2		79	SH	Sole		None	79	0	0
Abbott Laboratories	COM		002824100	140		2600	SH	Sole		None	2600	0	0
Actuant Corporation 	CL A New	00508X203	1556		83950	SH	Sole		None	83950	0	0
Aegon N.V. 		NY Reg SHS	007924103	18		2801	SH	Sole		None	2801	0	0
Agilent Technologies 	COM		00846U101	37		1186	SH	Sole		None	1186	0	0
Air Products&Chemicals	COM		009158106	976		12045	SH	Sole		None	12045	0	0
AllianceBernstein Hldg 	Unit Ltd Ptnr	01881G106	208		7400	SH	Sole		None	7400	0	0
Allied Capital Corp	COM		01903Q108	15		4100	SH	Sole		None	4100	0	0
AmBev Comp de Bebidas 	SpADR Pref	20441W203	1867		18470	SH	Sole		None	18470	0	0
America Movil SAB de CV	SpADR Lshrs	02364W105	668		14225	SH	Sole		None	14225	0	0
American States Water 	COM		029899101	42		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	3055		70695	SH	Sole		None	70695	0	0
Anadarko Petroleum 	COM		032511107	175		2800	SH	Sole		None	2800	0	0
Annaly Mortgage Mgmt	COM		035710409	4830		278400	SH	Sole		None	278400	0	0
Ares Capital Corp	COM		04010L103	235		18900	SH	Sole		None	18900	0	0
Ariba, Inc.		COM New		04033V203	0		6	SH	Sole		None	6	0	0
Arthur J. Gallagher&Co	COM		363576109	1947		86492	SH	Sole		None	86492	0	0
Ascent Media Corp	COM Ser A	043632108	0		4	SH	Sole		None	4	0	0
Avnet Inc		COM		053807103	2690		89175	SH	Sole		None	89175	0	0
BHP Billiton Ltd	Spons  ADR	088606108	161		2100	SH	Sole		None	2100	0	0
Ball Corp		COM		058498106	202		3899	SH	Sole		None	3899	0	0
Banco Bradesco S.A. 	SpADRPf New	059460303	460		21025	SH	Sole		None	21025	0	0
Banco Latinoamericano 	SHS E		P16994132	960		69075	SH	Sole		None	69075	0	0
Banco Santander Chile 	SpADRepCom	05965X109	65		1000	SH	Sole		None	1000	0	0
Bank of America Corp	COM		060505104	1208		80200	SH	Sole		None	80200	0	0
Baytex Energy Trust 	Trust Unit	073176109	2730		96450	SH	Sole		None	96450	0	0
Boardwalk Pipeline Ptn	Ut LTD Partn	096627104	465		15500	SH	Sole		None	15500	0	0
Boeing			COM		097023105	359		6625	SH	Sole		None	6625	0	0
Bucyrus International	COM		118759109	5880		104306	SH	Sole		None	104306	0	0
C. R. Bard, Inc.	COM		067383109	12		150	SH	Sole		None	150	0	0
CVS Caremark Corp	COM		126650100	4		125	SH	Sole		None	125	0	0
California Water Svc. 	COM		130788102	34		920	SH	Sole		None	920	0	0
Carnival Corp		PAIRED CTF	143658300	297		9375	SH	Sole		None	9375	0	0
Caterpillar Inc		COM		149123101	66		1164	SH	Sole		None	1164	0	0
CenturyTel, Inc.	COM		156700106	0		4	SH	Sole		None	4	0	0
Chimera Investment Corp	COM		16934Q109	701		180600	SH	Sole		None	180600	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	803		17300	SH	Sole		None	17300	0	0
Vale S A (CVRD)		ADR		91912E105	29		1000	SH	Sole		None	1000	0	0
Cisco Systems Inc	COM		17275R102	1110		46363	SH	Sole		None	46363	0	0
Citigroup Inc		COM		172967101	187		56400	SH	Sole		None	56400	0	0
Coach, Inc.		COM		189754104	3267		89425	SH	Sole		None	89425	0	0
Coca-Cola Co		COM		191216100	54		950	SH	Sole		None	950	0	0
Coca-Cola Femsa SA	Sp ADR REP L	191241108	3182		48425	SH	Sole		None	48425	0	0
Coca-Cola Hellenic Bott	Spons ADR	1912EP104	1908		82875	SH	Sole		None	82875	0	0
Cognizant Technology 	CL A		192446102	513		11325	SH	Sole		None	11325	0	0
Colgate-Palmolive Co	COM		194162103	428		5210	SH	Sole		None	5210	0	0
Comp Brasileira deDist	SpADR PrClA	20440T201	1418		18875	SH	Sole		None	18875	0	0
Comp Cervecerias Unidas Sp ADR		204429104	240		6150	SH	Sole		None	6150	0	0
Compass Minerals Intl	COM		20451N101	2462		36640	SH	Sole		None	36640	0	0
ConocoPhillips 		COM		20825C104	24		464	SH	Sole		None	464	0	0
Costco Wholesale Corp	COM		22160K105	515		8705	SH	Sole		None	8705	0	0
Covidien PLC		SHS		G2554F105	265		5525	SH	Sole		None	5525	0	0
Credicorp Limited	COM		G2519Y108	486		6310	SH	Sole		None	6310	0	0
Crown Castle Intl Corp	COM		228227104	409		10464	SH	Sole		None	10464	0	0
Deere & Company		COM		244199105	1459		26975	SH	Sole		None	26975	0	0
Desarrolladora Homex SA	Sp ADR		25030W100	158		4700	SH	Sole		None	4700	0	0
Devon Energy Corp	COM		25179M103	100		1364	SH	Sole		None	1364	0	0
Diamond Offshore Drill	COM		25271C102	238		2415	SH	Sole		None	2415	0	0
Discovery Comms		COM Ser A	25470F104	1		45	SH	Sole		None	45	0	0
Discovery Comms		COM Ser C	25470F302	1		45	SH	Sole		None	45	0	0
Dominion Resources Inc	COM		25746U109	23		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	14		800	SH	Sole		None	800	0	0
EastGroup Properties	COM		277276101	23		600	SH	Sole		None	600	0	0
El Paso Corp		COM		28336L109	698		71000	SH	Sole		None	71000	0	0
Embotelladora Andina SA	ADR B		29081P303	458		22450	SH	Sole		None	22450	0	0
Emerson Electric Co.	COM		291011104	42		980	SH	Sole		None	980	0	0
Energy Transfer Equity	COM U LTD P	29273V100	1570		51325	SH	Sole		None	51325	0	0
Energy Transfer Ptrs	Ut LTD Ptn	29273R109	1334		29672	SH	Sole		None	29672	0	0
Enterprise GP Holdings 	Unit LT Int	293716106	281		7200	SH	Sole		None	7200	0	0
Enterprise Products Ptr	COM		293792107	1792		57049	SH	Sole		None	57049	0	0
Equity Residential 	SH Ben Int	29476L107	27		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	3312		48566	SH	Sole		None	48566	0	0
FPL Group, Inc.		COM		302571104	16		300	SH	Sole		None	300	0	0
FedEx Corp.		COM		31428X106	2310		27685	SH	Sole		None	27685	0	0
Fomento EconMexicano 	Sp ADR Units	344419106	1359		28375	SH	Sole		None	28375	0	0
Freeport-McMoRan 	COM		35671D857	3823		47615	SH	Sole		None	47615	0	0
General Electric 	COM		369604103	3		200	SH	Sole		None	200	0	0
Genuine Parts Co	COM		372460105	1834		48325	SH	Sole		None	48325	0	0
Google Inc. 		CL A		38259P508	2148		3465	SH	Sole		None	3465	0	0
H. J. Heinz Company	COM		423074103	152		3550	SH	Sole		None	3550	0	0
Halliburton Co		COM		406216101	33		1100	SH	Sole		None	1100	0	0
Hatteras Financial Corp COM		41902R103	2063		73780	SH	Sole		None	73780	0	0
Henry Schein Inc	COM		806407102	3139		59677	SH	Sole		None	59677	0	0
Hewlett-Packard Co	COM		428236103	52		1000	SH	Sole		None	1000	0	0
Home Depot Inc		COM		437076102	11		386	SH	Sole		None	386	0	0
Hubbell Inc.		CL B		443510201	813		17190	SH	Sole		None	17190	0	0
ITT Corp		COM		450911102	1845		37098	SH	Sole		None	37098	0	0
Inergy LP		Unit LTD Ptn	456615103	37		1050	SH	Sole		None	1050	0	0
Infosys Technologies	Spons ADR	456788108	1461		26430	SH	Sole		None	26430	0	0
Int'l Bus Machines	COM		459200101	2527		19305	SH	Sole		None	19305	0	0
Intel Corp		COM		458140100	110		5400	SH	Sole		None	5400	0	0
JP Morgan Chase & Co	COM		46625H100	18		423	SH	Sole		None	423	0	0
Johnson & Johnson	COM		478160104	19		290	SH	Sole		None	290	0	0
Kinder Morgan Energy 	Ut LTD Ptn	494550106	714		11703	SH	Sole		None	11703	0	0
Lexington Realty Trust	COM		529043101	7		1233	SH	Sole		None	1233	0	0
Liberty Media Corp. 	CapCom SerA	53071M302	1		45	SH	Sole		None	45	0	0
Liberty Media Corp. 	IntCom Ser A	53071M104	2		225	SH	Sole		None	225	0	0
Life Technologies Corp.	COM		53217V109	3043		58282	SH	Sole		None	58282	0	0
Linn Energy LLC		Unit Ltd Liab	536020100	445		15950	SH	Sole		None	15950	0	0
MFA Mortgage Investmts	COM		55272X102	1747		237650	SH	Sole		None	237650	0	0
Magellan Midstream Ptr	COM Ut RPLP	559080106	1637		37772	SH	Sole		None	37772	0	0
Market Vectors ETF TR	BrazSmCp ETF	57060U613	2364		47850	SH	Sole		None	47850	0	0
McDonald's Corp		COM		580135101	225		3600	SH	Sole		None	3600	0	0
Medco Health Solutions 	COM		58405U102	330		5160	SH	Sole		None	5160	0	0
Medtronic, Inc. 	COM		585055106	9		200	SH	Sole		None	200	0	0
MetLife Inc		COM		59156R108	28		800	SH	Sole		None	800	0	0
Mettler-Toledo Intl Inc	COM		592688105	2749		26185	SH	Sole		None	26185	0	0
Microsoft Corp		COM		594918104	1779		58373	SH	Sole		None	58373	0	0
Mindray Medical Intl 	Sp ADR		602675100	516		15200	SH	Sole		None	15200	0	0
Mindspeed Technologies 	COM New		602682205	0		2	SH	Sole		None	2	0	0
Montpelier Re Holdings 	SHS		G62185106	1484		85700	SH	Sole		None	85700	0	0
Nalco Holding Co.	COM		62985Q101	2045		80178	SH	Sole		None	80178	0	0
New Oriental Ed & Tech	SP ADR		647581107	106		1400	SH	Sole		None	1400	0	0
Nicor Inc.		COM		654086107	273		6475	SH	Sole		None	6475	0	0
Oracle Corporation	COM		68389X105	1256		51200	SH	Sole		None	51200	0	0
PETsMART, Inc.		COM		716768106	2002		75000	SH	Sole		None	75000	0	0
PT Telekomunikasi Indon	SP ADR		715684106	974		24380	SH	Sole		None	24380	0	0
Paccar Inc		COM		693718108	118		3265	SH	Sole		None	3265	0	0
Pall Corp		COM		696429307	1896		52380	SH	Sole		None	52380	0	0
Pentair Inc		COM		709631105	1373		42515	SH	Sole		None	42515	0	0
Pepsico Inc		COM		713448108	1376		22634	SH	Sole		None	22634	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	384		3225	SH	Sole		None	3225	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	29		600	SH	Sole		None	600	0	0
Pfizer Inc		COM		717081103	480		26400	SH	Sole		None	26400	0	0
Philip Morris Intl Inc.	COM		718172109	959		19905	SH	Sole		None	19905	0	0
Plains All Amer Pipel	Unit LTD Ptn	726503105	2086		39461	SH	Sole		None	39461	0	0
Plains Explor&Prod Co 	COM		726505100	18		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	1741		46115	SH	Sole		None	46115	0	0
Praxair Inc		COM		74005P104	1830		22785	SH	Sole		None	22785	0	0
Procter & Gamble Co	COM		742718109	787		12980	SH	Sole		None	12980	0	0
Prudential Financial	COM		744320102	514		10332	SH	Sole		None	10332	0	0
RPM International, Inc.	COM		749685103	1593		78370	SH	Sole		None	78370	0	0
Red Hat, Inc.		COM		756577102	12		400	SH	Sole		None	400	0	0
Rio Tinto Plc 		Spons ADR	767204100	50		230	SH	Sole		None	230	0	0
Rogers Communications 	Cl B		775109200	142		4580	SH	Sole		None	4580	0	0
Roper Industries, Inc.	COM		776696106	52		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	519		8630	SH	Sole		None	8630	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	15		258	SH	Sole		None	258	0	0
SPX Corporation		COM		784635104	1782		32575	SH	Sole		None	32575	0	0
Satyam Computer Svcs 	ADR		804098101	200		43300	SH	Sole		None	43300	0	0
Schlumberger N.V.	COM		806857108	228		3500	SH	Sole		None	3500	0	0
Simpson Manufacturing 	COM		829073105	613		22810	SH	Sole		None	22810	0	0
Skyworks Solutions	COM		83088M102	0		14	SH	Sole		None	14	0	0
Soc Quimica y Minera	SpADR Ser B	833635105	927		24675	SH	Sole		None	24675	0	0
Spectra Energy Corp	COM		847560109	16		800	SH	Sole		None	800	0	0
Sprint Nextel Corp	COM Ser 1	852061100	0		70	SH	Sole		None	70	0	0
Sun Microsystems, Inc.	COM New		866810203	1		85	SH	Sole		None	85	0	0
Supervalu Inc.		COM		868536103	274		21560	SH	Sole		None	21560	0	0
Symantec Corp		COM		871503108	51		2828	SH	Sole		None	2828	0	0
TelecommunicacoesDeSP	Sp ADR PFD	87929A102	24		950	SH	Sole		None	950	0	0
Teva Pharmaceutical 	ADR		881624209	360		6400	SH	Sole		None	6400	0	0
First of Long Island 	COM		320734106	13		500	SH	Sole		None	500	0	0
The New York Times Co	CL A		650111107	2578		208575	SH	Sole		None	208575	0	0
Sherwin-Williams Co	COM		824348106	1370		22215	SH	Sole		None	22215	0	0
The Walt Disney Co	COM		254687106	19		590	SH	Sole		None	590	0	0
Thermo Fisher Scientif	COM		883556102	3638		76291	SH	Sole		None	76291	0	0
Thompson Creek Metals	COM		884768102	930		79350	SH	Sole		None	79350	0	0
Time Warner Cable Inc.	COM		88732J207	0		7	SH	Sole		None	7	0	0
Time Warner, Inc.	COM		887317303	1		32	SH	Sole		None	32	0	0
Transocean Ltd.		REG SHS		H8817H100	27		332	SH	Sole		None	332	0	0
Transwitch Corp		COM		894065309	0		125	SH	Sole		None	125	0	0
Unilever NV		NY SHS New	904784709	222		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	93		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	1097		31350	SH	Sole		None	31350	0	0
Valero Energy Corp	COM		91913Y100	1059		63225	SH	Sole		None	63225	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
WPP PLC 		ADR		92933H101	791		16250	SH	Sole		None	16250	0	0
Wal-Mart Stores Inc	COM		931142103	25		464	SH	Sole		None	464	0	0
Western Union Co.	COM		959802109	2008		106550	SH	Sole		None	106550	0	0
Williams Companies, Inc	COM		969457100	1949		92464	SH	Sole		None	92464	0	0
Windstream Corp		COM		97381W104	4		319	SH	Sole		None	319	0	0
Yum Brands Inc.		COM		988498101	128		3655	SH	Sole		None	3655	0	0
ASA Ltd			SHS		G3156P103	291		3760	SH	Sole		None	3760	0	0
Asia Pacific Fund	COM		044901106	124		11900	SH	Sole		None	11900	0	0
Calamos Cv&High IncFd	COM SHRS	12811P108	811		70300	SH	Sole		None	70300	0	0
Calamos Glob Tot Ret Fd	CMSH Bn Int	128118106	221		15400	SH	Sole		None	15400	0	0
Calamos Strat Tot RetFd	CMSH Bn Int	128125101	83		9500	SH	Sole		None	9500	0	0
Clough Glob Alloc Fd	COM Shs Ben	18913Y103	11		700	SH	Sole		None	700	0	0
Clough Global Opps Fd	SH Ben Int	18914E106	1224		95060	SH	Sole		None	95060	0	0
EmergMkts Telecomm Fd 	COM		290890102	5		285	SH	Sole		None	285	0	0
Gabelli Global Deal Fd	COM SBI		36245G103	541		37550	SH	Sole		None	37550	0	0
Greater China Fd Inc	COM		39167B102	197		14175	SH	Sole		None	14175	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	120		10150	SH	Sole		None	10150	0	0
H&Q Life Sciences Invs	SH Ben Int	404053100	5		574	SH	Sole		None	574	0	0
KayneAnderson EnTotRet	COM		48660P104	1730		74900	SH	Sole		None	74900	0	0
Korea Equity Fd Inc	COM		50063B104	213		23000	SH	Sole		None	23000	0	0
Latin Amer Discovery Fd	COM		51828C106	61		3530	SH	Sole		None	3530	0	0
Market Vectors ETF TR	GoldMin ETF	57060U100	3110		67305	SH	Sole		None	67305	0	0
Market Vectors ETF TR	JrGoldMinETF	57060U589	106		4100	SH	Sole		None	4100	0	0
Nuveen MultStratIncGro2	COM SHRS	67073D102	967		125750	SH	Sole		None	125750	0	0
Nuveen MultStratIncGro	COM		67073B106	31		4100	SH	Sole		None	4100	0	0
PowerShares Glb ETF 	AGG PfdPtf	73936T565	1650		121800	SH	Sole		None	121800	0	0
Powershares ETF Trust	Dyn Lrg Cap	73935X609	179		12425	SH	Sole		None	12425	0	0
SPDR Series Trust	DJWS LgGr	78464A409	166		3375	SH	Sole		None	3375	0	0
Singapore Fund Inc	COM		82929L109	86		6500	SH	Sole		None	6500	0	0
Taiwan Fd Inc Com	COM		874036106	195		13650	SH	Sole		None	13650	0	0
Templeton Dragon Fd 	COM		88018T101	461		16900	SH	Sole		None	16900	0	0
IShares Inc.		MSCI S Korea 	464286772	357		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	307		23700	SH	Sole		None	23700	0	0
IShares TR		DJ O&G Exp	464288851	58		1070	SH	Sole		None	1070	0	0
Aberdeen AsiaPac IncFd	COM		003009107	1638		263453	SH	Sole		None	263453	0	0
AdventClaymore CvSecInc COM		00764C109	1087		69750	SH	Sole		None	69750	0	0
AllianceBernstein IncFd	COM		01881E101	9		1100	SH	Sole		None	1100	0	0
BlackRock Core Bond Tr	SHS Ben Int	09249E101	194		16300	SH	Sole		None	16300	0	0
BlackRock MuniYdQualFd	COM		09254F100	294		21250	SH	Sole		None	21250	0	0
Blackrock CredAllInc Tr	COM		092508100	619		54400	SH	Sole		None	54400	0	0
Blackrock GlobFlRtIncTr COM		091941104	424		30400	SH	Sole		None	30400	0	0
Blackrock IncOpp Tr Inc	COM		092475102	90		9750	SH	Sole		None	9750	0	0
Blackrock Income Tr Inc	COM		09247F100	170		26800	SH	Sole		None	26800	0	0
Calamos GlobDynIncFd	COM 		12811L107	596		75810	SH	Sole		None	75810	0	0
Eaton Vance FlRatInc Tr	COM		278279104	818		57800	SH	Sole		None	57800	0	0
Eaton Vance LtDur IncFd	COM		27828H105	1930		129550	SH	Sole		None	129550	0	0
Eaton Vance SrFltRateTR	COM		27828Q105	26		1800	SH	Sole		None	1800	0	0
Eaton Vance Sr IncTr	Sh Ben Int	27826S103	791		126400	SH	Sole		None	126400	0	0
FirstTrustFIDAC MtIncFd	COM SHRS	33734E103	374		20500	SH	Sole		None	20500	0	0
Flaherty&CrmClaymPfSec	COM SHRS	338478100	784		56100	SH	Sole		None	56100	0	0
FranklinTempletonLDurIn	COM		35472T101	523		43550	SH	Sole		None	43550	0	0
AdventClayGlbConvSecInc ComBenInt	007639107	304		37150	SH	Sole		None	37150	0	0
Ishares TR		BarcTIPSBnd	464287176	26		247	SH	Sole		None	247	0	0
MFS Charter Income Tr	Sh Ben Int	552727109	344		37500	SH	Sole		None	37500	0	0
MFS Interm IncTrust	SH BEN INT	55273C107	940		140300	SH	Sole		None	140300	0	0
MorganStanley EmMkDebt	COM		61744H105	175		17400	SH	Sole		None	17400	0	0
Morgan Stanley GlbOppBd COM		61744R103	23		3400	SH	Sole		None	3400	0	0
Nuveen DivAdvMunFd	COM		67066V101	9		700	SH	Sole		None	700	0	0
Nuveen DivAdvMunFd3	COMShBenInt	67070X101	20		1500	SH	Sole		None	1500	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	510		49300	SH	Sole		None	49300	0	0
Nuveen Fltg Rt Inc Opp 	COM Shs		6706EN100	97		9000	SH	Sole		None	9000	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	885		57400	SH	Sole		None	57400	0	0
Nuveen PerfPlusMuniFd	COM		67062P108	20		1400	SH	Sole		None	1400	0	0
Nuveen Premier MunIncFd	COM		670988104	26		2000	SH	Sole		None	2000	0	0
Nuveen PremIncMuni 2	COM		67063W102	11		800	SH	Sole		None	800	0	0
Nuveen PremIncMuni 4	COM		6706K4105	6		500	SH	Sole		None	500	0	0
Nuveen QualIncMuniFd	COM		670977107	260		19100	SH	Sole		None	19100	0	0
Western Asset EmMktDebt COM		95766A101	60		3456	SH	Sole		None	3456	0	0
Western Asset MunPtn Fd	COM		95766P108	41		3100	SH	Sole		None	3100	0	0
iShares TR		Barc 1-3yr Cr	464288646	283		2720	SH	Sole		None	2720	0	0
iShares TR		Barc 1-3 Yr	464287457	201		2425	SH	Sole		None	2425	0	0
iShares TR		Barc Int. Cr	464288638	167		1625	SH	Sole		None	1625	0	0